NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 46,153	$ 49,110
Share-based compensation expense	191	712
Exchange of notes payable, accrued interest and warrants for iOx shares	184
Net income (loss) attributable to non-controlling interest	(753)	(359)
Balance at end	45,775	47,012
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement		(2,451)
Pgl [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(81)
Share-based compensation expense
Exchange of notes payable, accrued interest and warrants for iOx shares
Net income (loss) attributable to non-controlling interest		(10)
Balance at end		(91)
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,451
Share-based compensation expense
Exchange of notes payable, accrued interest and warrants for iOx shares
Net income (loss) attributable to non-controlling interest
Balance at end
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement		(2,451)
Iox [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	46,173	46,712
Share-based compensation expense	191	712
Exchange of notes payable, accrued interest and warrants for iOx shares	184
Net income (loss) attributable to non-controlling interest	(436)	(317)
Balance at end	46,112	47,107
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement
SaugatuckMember
IfrsStatementLineItems [Line Items]
Balance at beginning	(20)	28
Share-based compensation expense
Exchange of notes payable, accrued interest and warrants for iOx shares
Net income (loss) attributable to non-controlling interest	(317)	(32)
Balance at end	$ (337)	(4)
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement